Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31,	December 31,
	2019	2018
Property, plant and equipment owned	$27,746	$21,620
Right-of-use assets	15,090	—
	$42,836	$21,620

Property, plant and equipment owned:

	December 31,	December 31,
Net carrying amounts	2019	2018
Building	$—	$5,007
Computer equipment	1,427	1,639
Furniture and fixtures	51	67
Leasehold improvements	1,260	1,019
Production and test equipment	25,008	13,888
	$27,746	$21,620

Cost	December 31, 2018	Additions	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$12,180	$—	$—	$(12,180)	$—	$—
Computer equipment	5,584	214	(63)	4	(6)	5,733
Furniture and fixtures	1,103	1	—	(4)	(2)	1,098
Leasehold improvements	7,936	630	—	—	(7)	8,559
Production and test equipment	43,310	13,089	(716)	—	(2)	55,681
	$70,113	$13,934	$(779)	$(12,180)	$(17)	$71,071

Accumulated depreciation	December 31, 2018	Depreciation	Disposals	Reclass to Right-of-use assets	Effect of movements in exchange rates	December 31, 2019
Building under finance lease	$7,173	$—	$—	$(7,173)	$—	$—
Computer equipment	3,945	422	(63)	4	(2)	4,306
Furniture and fixtures	1,036	16	—	(4)	(1)	1,047
Leasehold improvements	6,917	389	—	—	(7)	7,299
Production and test equipment	29,422	1,969	(716)	—	(2)	30,673
	$48,493	$2,796	$(779)	$(7,173)	$(12)	$43,325
9. Property, plant and equipment (cont'd):

Cost	December 31, 2017	Additions	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$12,180	$—	$—	$—	$12,180
Computer equipment	4,787	1,016	(215)	(4)	5,584
Furniture and fixtures	1,190	6	(87)	(6)	1,103
Leasehold improvements	8,246	71	(363)	(18)	7,936
Production and test equipment	36,431	8,932	(2,047)	(6)	43,310
	$62,834	$10,025	$(2,712)	$(34)	$70,113

Accumulated depreciation	December 31, 2017	Depreciation	Disposals	Effect of movements in exchange rates	December 31, 2018
Building under finance lease	$6,361	$812	$—	$—	$7,173
Computer equipment	3,767	383	(200)	(5)	3,945
Furniture and fixtures	1,035	60	(54)	(5)	1,036
Leasehold improvements	6,622	524	(211)	(18)	6,917
Production and test equipment	29,735	1,299	(1,607)	(5)	29,422
	$47,520	$3,078	$(2,072)	$(33)	$48,493

During the year ended December 31, 2018, the Corporation had cash additions of $9,854,000 and non-cash additions of $171,000 related to an adjustment for asset retirement obligations. The Corporation also disposed of certain property, plant and equipment totaling $495,000 primarily related to Ballard Unmanned Systems' Power Manager business (note 25).
Right-of-use assets
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 17).

Right-of-use assets	December 31,	December 31,
Net carrying amounts	2019	2018
Property	$14,921	$—
Equipment	67	—
Vehicle	102	—
	$15,090	$—

Cost	January 1, 2019	Additions	Effect of movements in exchange rates	December 31, 2019
Property	$23,427	$1,147	$(6)	$24,568
Equipment	76	13	(5)	84
Vehicle	111	31	—	142
	$23,614	$1,191	$(11)	$24,794
9. Property, plant and equipment (cont'd):

Accumulated depreciation	January 1, 2019	Depreciation	Effect of movements in exchange rates	December 31, 2019
Property	$7,173	$2,474	$—	$9,647
Equipment	—	22	(5)	17
Vehicle	—	40	—	40
	$7,173	$2,536	$(5)	$9,704